Annual Total Returns (Vanguard Small-Cap Growth Index Fund - Investor Shares Retail) (Vanguard Small-Cap Growth Index Fund, Vanguard Small-Cap Growth Index Fund - Investor Shares)	12 Months Ended
Dec. 31, 2012
Vanguard Small-Cap Growth Index Fund | Vanguard Small-Cap Growth Index Fund - Investor Shares
Annual Total Return
2012	17.52%
2011	(1.58%)
2010	30.69%
2009	41.85%
2008	(40.00%)
2007	9.63%
2006	11.94%
2005	8.64%
2004	16.06%
2003	42.88%